     Dreyfus Investment Portfolios

-          MidCap Stock Portfolio (the “Fund”)

Incorporated herein by reference is a supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 19, 2013 (SEC Accession No. 0001056707-13-000020).